Organization and Summary of Significant Accounting Policies (Details Textual) - USD ($)			1 Months Ended	9 Months Ended
	Dec. 31, 2018	May 22, 2017	Jan. 22, 2018	Sep. 30, 2019
Organization and Summary of Significant Accounting Policies (Textual)
Incorporation date				Jul. 25, 2001
Plaintiff sought damages		$ 30,000
Reimbursement of filing costs		$ 1,000
Operating Lease right-of-use assets
Estimated useful lives				5 years
Adoption of ASC 842 [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Operating Lease right-of-use assets	$ 2,491
Maximum [Member]
Organization and Summary of Significant Accounting Policies (Textual)
U.S. federal statutory income tax rate	35.00%
Minimum [Member]
Organization and Summary of Significant Accounting Policies (Textual)
U.S. federal statutory income tax rate	21.00%
Chief Executive Officer [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Common stock shares sold			500,000
Amount of common stock shares sold			$ 155,000